Shareholders' equity and share-based payments - Capital increase reserved for Group employees (Details) - Capital increase reserved for employees - € / shares					12 Months Ended
	Jun. 06, 2024	May 24, 2024	Jun. 07, 2023	Jun. 08, 2022	Dec. 31, 2024	Oct. 30, 2024
Capital increase reserved for Group employees
Maximum period over which the Board of Directors can increase capital reserve to members of a company or group savings plan		26 months
Maximum capital increase reserved for employees (in shares)						18,000,000
Number of shares subscribed	10,251,337		7,760,062	9,130,380	10,830,000
Subscription price	€ 46.9		€ 45.6	€ 37	€ 46.9
Free shares - Number of shares granted	581,850		242,093	227,631